Provisions	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Provisions
26.	PROVISIONS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Warranties	$111	$132
Trade-in right	31	87
Employee benefits	38	43
Others	5	5
	$185	$267

Current	$119	$189
Noncurrent	66	78
	$185	$267

	Warranties	Trade-in rights	Employee Benefits	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2015	$212	$—	$55	$5	$272
Additional provisions recognized	100	—	12	—	112
Used / forfeited during the year	(99)	—	(37)	—	(136)
Balance on December 31, 2015	$213	$—	$30	$5	$248
Balance on January 1, 2016	$213	$—	$30	$5	$248
Additional provisions recognized	81	31	9	—	121
Used / forfeited during the year	(183)	—	(1)	—	(184)
Balance on December 31, 2016	$111	$31	$38	$5	$185
Balance on January 1, 2017	$111	$31	$38	$5	$185
Additional provisions recognized	79	69	7	—	155
Used / forfeited during the year	(58)	(13)	(2)	—	(73)
Balance on December 31, 2017	$132	$87	$43	$5	$267

a.

The provision for warranties claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements.  The estimate has been made based on the historical warranty experience.

b.	The provision for employee benefits represents vested long-term service compensation accrued.
c.

The provision for trade-in right is based on the management’s judgments to estimate the trade-in right of products exercised by customers in the future. The provision is recognized as a reduction of revenue in the period in which the goods are sold.